Segment Financial Information - Additional Information (Detail)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025 segment	Sep. 30, 2025 customer	Sep. 30, 2024 segment	Dec. 31, 2024 segment
Disclosure of operating segments [abstract]
Number of business segments | segment	6		7	7
Number of major customers | customer		12